Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of goodwill

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2024	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024, January 1, 2025, and March 31, 2025	27,001,383	(14,941,955)	12,059,428

Changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 were as follows:

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2023 and December 31, 2023	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024	27,001,383	(14,941,955)	12,059,428

Schedule of goodwill reportable segments

The following table sets forth the goodwill by reportable segments:

	March 31, 2025	December 31, 2024
	US$	US$
Remittance services	12,919,935	12,919,935
Sales of Airtime	8,639,493	8,639,493
	21,559,428	21,559,428

Seamless Group Inc [Member]
Schedule of goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 were as follows:

Goodwill
US$

Balance as of January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022, January 1, 2023 and December 31, 2023	27,001,383

Schedule of goodwill reportable segments

The following table sets forth the goodwill by reportable segments:

	December 31,
	2023	2022
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	14,079,791
	27,001,383	27,001,383